Stock Based Compensation (Details) - Restricted Stock	3 Months Ended
Mar. 31, 2017 $ / shares shares
Number of Unvested Restricted Shares
Unvested shares as of January 1, 2017 (in shares) | shares	282,780
Granted (in shares) | shares	379,444
Vested (in shares) | shares	0
Forfeited (in shares) | shares	(4,444)
Unvested shares as of March 31, 2017 (in shares) | shares	657,780
Weighted Average Grant-Date Fair Value
Unvested shares as of January 1, 2017 (in dollars per share) | $ / shares	$ 14.98
Granted (in dollars per share) | $ / shares	21.13
Vested (in dollars per share) | $ / shares	0.00
Forfeited (in dollars per share) | $ / shares	15.00
Unvested shares as of March 31, 2017 (in dollars per share) | $ / shares	$ 18.53